Accumulated Other Comprehensive Income (Loss) Changes During Period (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accumulated Other Comprehensive Income (Loss) [Line Items]
Tax Effect	$ (18.7)	$ 5.2	$ (60.0)
Other Comprehensive Income (Loss)	62.6	(40.3)	56.3
Net Unrealized Gains (Losses) on Securities Available for Sale
Accumulated Other Comprehensive Income (Loss) [Line Items]
Before Tax	98.0	85.3	44.4
Tax Effect	(36.8)	(32.0)	(16.2)
Other Comprehensive Income (Loss)	61.2	53.3	28.2
Net Unrealized Gains (Losses) on Securities Available for Sale | Noncredit-Related Unrealized Losses on Securities OTTI
Accumulated Other Comprehensive Income (Loss) [Line Items]
Before Tax	15.7	10.2	33.0
Tax Effect	(5.9)	(3.6)	(12.2)
Other Comprehensive Income (Loss)	9.8	6.6	20.8
Net Unrealized Gains (Losses) on Securities Available for Sale | Other Unrealized Gains (Losses) on Securities Available-for-Sale
Accumulated Other Comprehensive Income (Loss) [Line Items]
Before Tax	96.2	61.6	(8.8)
Tax Effect	(36.1)	(23.4)	3.4
Other Comprehensive Income (Loss)	60.1	38.2	(5.4)
Net Unrealized Gains (Losses) on Securities Available for Sale | Reclassification Adjustment for (Gains) Losses Included in Net Income
Accumulated Other Comprehensive Income (Loss) [Line Items]
Before Tax	(13.9)	13.5	20.2
Tax Effect	5.2	(5.0)	(7.4)
Other Comprehensive Income (Loss)	(8.7)	8.5	12.8
Net Unrealized Gains (Losses) on Cash Flow Hedge Designations
Accumulated Other Comprehensive Income (Loss) [Line Items]
Before Tax	8.0	(29.2)	59.3
Tax Effect	(2.4)	10.8	(21.7)
Other Comprehensive Income (Loss)	5.6	(18.4)	37.6
Net Unrealized Gains (Losses) on Cash Flow Hedge Designations | Reclassification Adjustment for (Gains) Losses Included in Net Income
Accumulated Other Comprehensive Income (Loss) [Line Items]
Before Tax	4.8	(5.6)	12.6
Tax Effect	(1.8)	2.0	(4.6)
Other Comprehensive Income (Loss)	3.0	(3.6)	8.0
Net Unrealized Gains (Losses) on Cash Flow Hedge Designations | Unrealized Gains (Losses) on Cash Flow Hedges
Accumulated Other Comprehensive Income (Loss) [Line Items]
Before Tax	3.2	(23.6)	46.7
Tax Effect	(0.6)	8.8	(17.1)
Other Comprehensive Income (Loss)	2.6	(14.8)	29.6
Foreign Currency Translation Adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Before Tax	4.2	18.7	4.0
Tax Effect	15.8	(21.2)	(22.3)
Other Comprehensive Income (Loss)	20.0	(2.5)	(18.3)
Foreign Currency Translation Adjustments | Foreign Currency Translation Adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Before Tax	37.9	(7.0)	(56.9)
Tax Effect	3.1
Other Comprehensive Income (Loss)	41.0	(7.0)	(56.9)
Foreign Currency Translation Adjustments | Net Investment Hedge Gains (Losses)
Accumulated Other Comprehensive Income (Loss) [Line Items]
Before Tax	(33.7)	25.7	60.9
Tax Effect	12.7	(21.2)	(22.3)
Other Comprehensive Income (Loss)	(21.0)	4.5	38.6
Net Pension and Other Postretirement Benefit Adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Before Tax	(28.9)	(120.3)	8.6
Tax Effect	4.7	47.6	0.2
Other Comprehensive Income (Loss)	(24.2)	(72.7)	8.8
Net Pension and Other Postretirement Benefit Adjustments | Reclassification Adjustment for (Gains) Losses Included in Net Income
Accumulated Other Comprehensive Income (Loss) [Line Items]
Before Tax	33.9	30.2	25.0
Tax Effect	(11.1)	(10.8)	(9.1)
Other Comprehensive Income (Loss)	22.8	19.4	15.9
Net Pension and Other Postretirement Benefit Adjustments | Net Actuarial Gain (Loss)
Accumulated Other Comprehensive Income (Loss) [Line Items]
Before Tax	(62.8)	(158.2)	(16.4)
Tax Effect	15.8	61.3	9.3
Other Comprehensive Income (Loss)	(47.0)	(96.9)	(7.1)
Net Pension and Other Postretirement Benefit Adjustments | Prior Service (Cost) Benefit
Accumulated Other Comprehensive Income (Loss) [Line Items]
Before Tax		7.7
Tax Effect		(2.9)
Other Comprehensive Income (Loss)		$ 4.8